Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Redeemable Noncontrolling Interest (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ (35,525)	$ 155,122	$ 108,982	$ 155,122	$ 108,982	$ 159,514	$ (35,525)	$ (42,431)	$ 192,024	$ 135,140	$ 0
Redemption period								1 year
Net income (loss) attributable to redeemable noncontrolling interest	$ 1,080	$ (12,063)	$ (20,501)	$ (29,621)	$ (42,200)	$ (73,384)	$ 1,080	$ 0
flyExclusive, Inc. | Existing Equityholders
Noncontrolling Interest [Line Items]
Common units (in shares)								59,930,000
Ownership percentage	78.30%						78.30%
LGM Enterprises, LLC
Noncontrolling Interest [Line Items]
Company Ownership	22.00%	25.00%		25.00%		23.00%	22.00%